Loans Receivables Related Parties (Details) - Schedule of Current and Non-current Loan Receivables, Net of Allowance for Credit Losses - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Loans Receivables Related Parties (Details) - Schedule of Current and Non-current Loan Receivables, Net of Allowance for Credit Losses [Line Items]
Loan to related franchisees, net of discount and allowances, total	$ 4,367,385	$ 8,292,630
Related Party [Member]
Loans Receivables Related Parties (Details) - Schedule of Current and Non-current Loan Receivables, Net of Allowance for Credit Losses [Line Items]
Loan to related franchisees, net of discount and allowances, current	4,367,385	6,661,290
Loan to related franchisees, net of discount and allowances, non-current		$ 1,631,340